24. INDEBTEDNESS (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	CAD 3,645,195	CAD 3,930,048
Less: deferred financing costs, interest rate floors and prepayment options	(101,818)	(78,410)
Borrowings	3,543,377	3,851,638
Less: current indebtedness	(14,486)	(21,931)
Long-term indebtedness	3,528,891	3,829,707
Senior secured credit facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	3,016,645	3,257,998
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	CAD 628,550	CAD 672,050